Trade receivables - Disclosure of age analysis of net trade receivables (Details) - Trade receivables - EUR (€) € in Thousands	Sep. 30, 2022	Mar. 31, 2022
Expected Loss Rates [Line Items]
Total assets	€ 237,671	€ 100,469
Retailers
Expected Loss Rates [Line Items]
Total assets	191,342	72,105
Authorities
Expected Loss Rates [Line Items]
Total assets	43,770	24,815
Other
Expected Loss Rates [Line Items]
Total assets	2,559	3,549
Trade receivables not yet due
Expected Loss Rates [Line Items]
Total assets	204,800	88,376
Trade receivables not yet due | Retailers
Expected Loss Rates [Line Items]
Total assets	159,681	61,878
Trade receivables not yet due | Authorities
Expected Loss Rates [Line Items]
Total assets	43,332	24,532
Trade receivables not yet due | Other
Expected Loss Rates [Line Items]
Total assets	1,787	1,966
Up to 3 months
Expected Loss Rates [Line Items]
Total assets	31,530	10,666
Up to 3 months | Retailers
Expected Loss Rates [Line Items]
Total assets	30,507	8,889
Up to 3 months | Authorities
Expected Loss Rates [Line Items]
Total assets	428	274
Up to 3 months | Other
Expected Loss Rates [Line Items]
Total assets	595	1,503
3 months - 6 months
Expected Loss Rates [Line Items]
Total assets	959	783
3 months - 6 months | Retailers
Expected Loss Rates [Line Items]
Total assets	817	744
3 months - 6 months | Authorities
Expected Loss Rates [Line Items]
Total assets	0	0
3 months - 6 months | Other
Expected Loss Rates [Line Items]
Total assets	142	39
More than 6 months
Expected Loss Rates [Line Items]
Total assets	382	644
More than 6 months | Retailers
Expected Loss Rates [Line Items]
Total assets	337	594
More than 6 months | Authorities
Expected Loss Rates [Line Items]
Total assets	10	9
More than 6 months | Other
Expected Loss Rates [Line Items]
Total assets	€ 35	€ 41